TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	CLOSED END FUNDS — 1.7%
	COMMODITY - 1.7%
94,000	Sprott Physical Silver Trust(a)	$ 1,773,780

	TOTAL CLOSED END FUNDS (Cost $2,101,370)	1,773,780

	COMMON STOCKS — 47.3%
	AEROSPACE & DEFENSE - 0.1%
433	ATI, Inc.(a)	85,344

	CHEMICALS - 1.8%
1,246	Albemarle Corporation	168,247
4,103	CF Industries Holdings, Inc.	444,191
3,911	FMC Corporation	44,977
13,485	ICL Group Ltd.	67,155
7,069	K+S A.G.	106,636
11,316	Mosaic Company (The)	239,786
9,959	Nutrien Ltd.	626,920
1,431	Sociedad Quimica y Minera de Chile S.A. - ADR	105,951
2,722	Yara International ASA	119,739
		1,923,602
	DATA CENTER REIT - 1.2%
7,500	Digital Realty Trust, Inc.	1,346,850

	ELECTRIC UTILITIES - 0.0%(b)
3,200	Northland Power, Inc.	50,404

	ELECTRICAL EQUIPMENT - 0.2%
837	Bloom Energy Corporation, Class A(a)	253,360

	FOOD - 1.6%
2,563	Adecoagro S.A.	24,477
739	Bakkafrost P/F	30,044
2,039	Cal-Maine Foods, Inc.	164,262
3,587	Darling Ingredients, Inc.(a)	195,922

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 47.3% (Continued)
	FOOD - 1.6% (Continued)
3,957	Dole plc	$ 54,290
1,547	Del Monte Corporation	43,177
5,499	Hormel Foods Corporation	136,485
1,149	Ingredion, Inc.	108,822
1,800	Maple Leaf Foods, Inc.	38,721
4,300	Maruha Nichiro Corporation	34,594
9,900	MEIJI Holdings Company Ltd.	230,414
10,400	Morinaga Milk Industry Company Ltd.	81,078
7,230	Mowi ASA	133,529
3,300	NH Foods Ltd.	120,829
4,300	Nisshin Seifun Group, Inc.	52,512
9,300	Nissui Corporation	73,446
2,546	Pilgrim's Pride Corporation	71,568
1,450	Salmar ASA	67,857
		1,662,027
	FORESTRY, PAPER & WOOD PRODUCTS - 0.1%
18,500	Sumitomo Forestry Company Ltd.	153,670

	GAS & WATER UTILITIES - 1.4%
1,488	American States Water Company	122,953
2,244	American Water Works Company, Inc.	295,265
2,457	California Water Service Group	119,533
25,390	Cia de Saneamento Basico do Estado de Sao Paulo S.A. - ADR	146,754
5,976	Essential Utilities, Inc.	228,941
1,525	H2O America	92,674
1,223	National Fuel Gas Company	94,428
1,154	Severn Trent plc	45,247
4,078	United Utilities Group plc	70,806
4,547	Veolia Environnement S.A.	189,212
		1,405,813
	HEALTH CARE FACILITIES & SERVICES - 0.8%
48,754	Brookdale Senior Living, Inc.(a)	784,452

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 47.3% (Continued)
	HEALTH CARE REIT - 2.3%
17,000	American Healthcare REIT, Inc.	$ 886,550
40,810	Healthcare Realty Trust, Inc.	823,138
32,100	Healthpeak Properties, Inc.	686,940
		2,396,628
	INDUSTRIAL REIT - 0.7%
3,600	EastGroup Properties, Inc.	729,108

	INVESTMENT COMPANIES - 0.5%
25,000	Blackstone Digital Infrastructure Trust, Inc.(a)	540,750

	MACHINERY - 1.4%
748	AGCO Corporation	89,536
7,354	CNH Industrial N.V.	82,585
1,048	Deere & Company	664,777
16,200	Kubota Corporation	267,585
3,100	Kurita Water Industries Ltd.	174,483
1,200	Organo Corporation	120,307
1,600	Tsukishima Holdings Company Ltd.	25,666
		1,424,939
	METALS & MINING - 5.0%
217	Agnico Eagle Mines Ltd.	33,663
1,134	Agnico Eagle Mines Ltd.	176,189
2,548	Alamos Gold, Inc.	77,306
672	Alcoa Corporation	35,038
3,175	Anglo American plc	155,695
637	Anglogold Ashanti plc	51,527
1,947	Antofagasta plc	98,653
513	Aurubis A.G.	106,150
5,852	Barrick Mining Corporation	214,944
7,843	BHP Group Ltd. - ADR	653,401
2,289	Cameco Corporation	233,157
19,500	Capstone Copper Corporation(a)	179,148
1,282	Century Aluminum Company(a)	58,985
2,149	Cia de Minas Buenaventura S.A.A - ADR	62,944

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 47.3% (Continued)
	METALS & MINING - 5.0% (Continued)
5,575	Coeur Mining, Inc.	$ 90,984
2,765	Eldorado Gold Corporation	85,964
2,800	Endeavour Mining plc	140,385
6,663	Energy Fuels Inc(a)	96,614
1,900	ERO Copper Corporation(a)	50,732
5,567	First Majestic Silver Corporation	94,416
6,400	First Quantum Minerals Ltd.(a)	174,812
26	Franco-Nevada Corporation	5,419
4,560	Gold Fields Ltd. - ADR	153,170
6,777	Harmony Gold Mining Company Ltd. - ADR	103,078
1,195	Hecla Mining Company	18,439
1,000	Hudbay Minerals, Inc.	23,613
6,628	IAMGOLD Corporation(a)	104,988
13,300	Ivanhoe Mines Ltd.(a)	104,183
5,182	Kinross Gold Corporation	122,399
2,500	Labrador Iron Ore Royalty Corporation	49,179
500	Lundin Gold, Inc.	26,972
900	Lundin Mining Corporation	21,930
104	LunR Royalties Corporation(a)	1,386
2,500	Mitsubishi Materials Corporation	66,350
1,626	MP Materials Corporation(a)	91,072
7,557	NexGen Energy Ltd.(a)	70,960
5,512	Norsk Hydro ASA	50,009
768	OR Royalties, Inc.	24,292
2,070	Rio Tinto plc - ADR	196,505
255	Royal Gold, Inc.	50,901
8,615	Sibanye Stillwater Ltd. - ADR	73,141
86	Southern Copper Corporation	14,960
3,200	Sumitomo Metal Mining Company Ltd.	147,006
1,143	Teck Resources Ltd., Class B	68,074
5,945	Teck Resources Ltd., Class B	353,489
13,747	Vale S.A. - ADR	206,756
643	Warrior Met Coal, Inc.	52,186

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 47.3% (Continued)
	METALS & MINING - 5.0% (Continued)
544	Wheaton Precious Metals Corporation	$ 61,102
		5,132,266
	MULTI ASSET CLASS REIT - 0.6%
32,000	FrontView REIT, Inc.	647,360

	OFFICE REIT - 0.9%
13,500	BXP, Inc.	895,185

	OIL & GAS PRODUCERS - 6.5%
7,597	Aker BP ASA	232,719
247	APA Corporation	8,045
11,300	ARC Resources Ltd.	237,425
7,400	Athabasca Oil Corporation(a)	53,323
1,128	Black Stone Minerals, L.P.	15,758
1,174	California Resources Corporation	62,069
9,024	Canadian Natural Resources Ltd.	356,448
7,208	Cenovus Energy, Inc.	178,841
2,516	Chord Energy Corporation	287,579
2,443	CNX Resources Corporation(a)	82,891
4,728	ConocoPhillips	491,523
6,950	Devon Energy Corporation	287,174
771	Diamondback Energy, Inc.	135,526
1,525	Eni SpA - ADR	71,462
3,448	EOG Resources, Inc.	447,309
1,232	EQT Corporation	65,505
9,936	Equinor ASA - ADR	311,990
200	Imperial Oil Ltd.	22,458
16,900	Inpex Corporation	339,385
10,700	Japan Petroleum Exploration Company Ltd.	105,365
3,174	Magnolia Oil & Gas Corporation, Class A	81,191
3,376	Matador Resources Company	168,057
7,489	Murphy Oil Corporation	243,842
1,700	Northern Oil & Gas, Inc.	30,855
4,664	Occidental Petroleum Corporation	226,530

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 47.3% (Continued)
	OIL & GAS PRODUCERS - 6.5% (Continued)
255	Ovintiv, Inc.	$ 13,426
298	Ovintiv, Inc.	15,693
8,071	Permian Resources Corporation	148,587
23,717	Petroleo Brasileiro S.A. - ADR	383,267
7,500	Peyto Exploration & Development Corporation	125,115
3,500	PrairieSky Royalty Ltd.	78,326
546	Range Resources Corporation	20,306
8,797	SM Energy Company	229,602
5,700	Suncor Energy, Inc.	306,642
10,100	Tamarack Valley Energy Ltd.	88,089
1,500	Topaz Energy Corporation	31,495
3,558	TotalEnergies S.E.	276,408
3,900	Tourmaline Oil Corporation	163,061
37,910	Var Energi ASA 144A(c)	157,763
3,312	Viper Energy, Inc., Class A	140,429
13,500	Whitecap Resources, Inc.	140,207
2,942	Woodside Energy Group Ltd. - ADR	56,839
		6,918,525
	OIL & GAS SERVICES & EQUIPMENT - 2.2%
2,584	Archrock, Inc.	105,195
4,709	Baker Hughes Company	261,350
5,181	DNOW, Inc.(a)	67,198
7,252	Halliburton Company	246,205
5,583	Helmerich & Payne, Inc.	182,787
1,679	Kodiak Gas Services, Inc.	126,143
12,047	Liberty Energy, Inc.	315,511
969	Noble Corporation plc	36,144
5,443	NOV, Inc.	100,968
863	Oceaneering International, Inc.(a)	34,969
21,227	Patterson-UTI Energy, Inc.	194,864
912	SBM Offshore N.V.	31,598
1,900	Secure Waste Infrastructure Corporation	29,686
7,769	SLB Ltd.	361,180
1,615	Subsea 7 S.A.	55,150

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 47.3% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 2.2% (Continued)
2,024	Tidewater, Inc.(a)	$ 134,859
4,187	Transocean Ltd.(a)	20,474
		2,304,281
	REAL ESTATE INVESTMENT TRUSTS - 15.9%
9,000	American Tower Corporation	1,472,130
4,500	AvalonBay Communities, Inc.	849,105
5,300	Camden Property Trust	606,797
30,700	Cousins Properties, Inc.	920,386
2,550	Equinix, Inc.	2,658,094
18,000	Getty Realty Corporation	600,480
29,000	InvenTrust Properties Corporation	1,026,600
19,400	Prologis, Inc.	2,628,118
2,500	Public Storage	795,775
3,613	Rayonier, Inc.	76,885
32,000	Sabra Health Care REIT, Inc.	624,320
6,530	Sun Communities, Inc.	783,012
25,000	Ventas, Inc.	2,220,000
5,500	Welltower, Inc.	1,248,335
5,150	Weyerhaeuser Company	123,291
		16,633,328

	RENEWABLE ENERGY - 0.2%
2,494	Enphase Energy, Inc.(a)	122,805
223	First Solar, Inc.(a)	52,619
		175,424
	RETAIL REIT - 2.4%
35,000	Brixmor Property Group, Inc.	1,103,550
6,750	Federal Realty Investment Trust	833,220
11,000	NNN REIT, Inc.	511,830
		2,448,600
	SELF-STORAGE REIT - 0.5%
17,000	Smartstop Self Storage REIT, Inc.	552,500

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares				Fair Value
	COMMON STOCKS — 47.3% (Continued)
	SEMICONDUCTORS - 0.2%
8,400	SUMCO Corporation			$ 208,161

	STEEL - 0.6%
964	Cleveland-Cliffs, Inc.(a)			9,052
48,408	Gerdau S.A. - ADR			195,568
8,700	JFE Holdings, Inc.			83,477
14,600	Nippon Steel Corporation			48,142
554	Nucor Corporation			123,403
691	POSCO Holdings, Inc. - ADR			35,504
476	Steel Dynamics, Inc.			109,223
4,054	thyssenkrupp A.G.			48,169
				652,538
	WHOLESALE - CONSUMER STAPLES - 0.2%
2,029	Bunge Global S.A.			216,555

	TOTAL COMMON STOCKS (Cost $41,303,005)			49,541,670

	PRECIOUS METALS - PHYSICAL HOLDING — 23.6%
	PRECIOUS METAL - 23.6%
6,143	GOLD BARS(a)			24,655,257

	TOTAL PRECIOUS METALS - PHYSICAL HOLDING (Cost $7,240,876)			24,655,257

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 18.8%
	U.S. TREASURY INFLATION PROTECTED — 18.8%
1,949,200	United States Treasury Inflation Indexed Bonds	2.3750	01/15/27	3,211,206
1,310,000	United States Treasury Inflation Indexed Bonds	0.5000	01/15/28	1,724,451
265,000	United States Treasury Inflation Indexed Bonds	1.7500	01/15/28	418,591
990,000	United States Treasury Inflation Indexed Bonds	0.8750	01/15/29	1,271,174
855,000	United States Treasury Inflation Indexed Bonds	2.5000	01/15/29	1,344,045
115,000	United States Treasury Inflation Indexed Bonds	1.1250	10/15/30	115,099

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 18.8% (Continued)
	U.S. TREASURY INFLATION PROTECTED — 18.8% (Continued)
5,710,400	United States Treasury Inflation Indexed Bonds	0.1250	01/15/31	$ 6,755,391
1,700,000	United States Treasury Inflation Indexed Bonds	1.8750	07/15/35	1,729,286
4,462,200	United States Treasury Inflation Indexed Bonds	0.1250	02/15/51	3,049,133
				19,618,376
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $20,310,782)			19,618,376

Shares
	SHORT-TERM INVESTMENT — 8.4%
	MONEY MARKET FUND - 8.4%
8,823,154	Fidelity Investments Money Market Government Portfolio, Class I, 3.52%(d) (Cost $8,823,154)			8,823,154

	TOTAL INVESTMENTS - 99.8% (Cost $79,779,187)			$ 104,412,237
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%			180,712
	NET ASSETS - 100.0%			$ 104,592,949

ADR	- American Depositary Receipt
A.G.	- Aktiengesellschaft
ASA	- Allmennaksjeselskap
L.P.	- Limited Partnership
Ltd.	- Limited Company
N.V.	- Naamioze Vennootschap
P/F	- Partafelag
plc	- Public Limited Company
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme
S.A.A.	- Sociedad Anónima Abierta
S.E.	- Societas Europaea
SpA	- Societa per Azioni

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, the total market value of Rule 144A securities is $157,763 or 0.2% of net assets.
(d)	Rate disclosed is the seven day effective yield as of June 30, 2026.

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Diversification of Assets
Country	% of Net Assets
United States	77.2%
Canada	6.5%
Japan	2.2%
Norway	1.0%
Brazil	0.9%
United Kingdom	0.8%
Australia	0.7%
France	0.4%
Curaçao	0.3%
South Africa	0.3%
Germany	0.2%
Switzerland	0.2%
Netherlands	0.1%
Chile	0.1%
Luxembourg	0.1%
Italy	0.1%
Israel	0.1%
Peru	0.1%
Ireland	0.1%
Cayman Islands	0.0%(a)
South Korea	0.0%(a)
Faroe Islands	0.0%(a)
Total	91.4%
Money Market Fund	8.4%
Other Assets in Excess of Liabilities	0.2%
Grand Total	100.0%

(a)       Percentage rounds to less than 0.1%.